John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 88.6%		$2,013,755,737
(Cost $1,714,288,711)
Argentina 1.1%		24,190,990
MercadoLibre, Inc. (A)	21,369	24,190,990
Brazil 2.0%		45,709,955
Notre Dame Intermedica Participacoes SA	2,593,300	34,772,031
Pagseguro Digital, Ltd., Class A (A)	483,551	10,937,924
China 26.7%		606,165,656
Airtac International Group	1,297,681	45,560,321
Alibaba Group Holding, Ltd. (A)	3,223,408	50,522,293
Alibaba Group Holding, Ltd., ADR (A)	193,339	24,320,113
Bairong, Inc. (A)(B)	3,080,000	3,687,856
Centre Testing International Group Company, Ltd., Class A	4,247,808	14,187,951
China Merchants Bank Company, Ltd., Class A	4,889,357	38,049,737
China Tourism Group Duty Free Corp., Ltd., Class A	512,178	16,800,517
Glodon Company, Ltd., Class A	2,102,396	20,476,412
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,112,271	13,688,112
Hangzhou Tigermed Consulting Company, Ltd., A Shares	894,199	14,722,289
JD.com, Inc., Class A (A)	1,247,013	47,263,540
Kingdee International Software Group Company, Ltd. (A)	9,369,000	21,467,595
Li Ning Company, Ltd.	1,885,000	18,393,834
LONGi Green Energy Technology Company, Ltd., Class A	2,447,248	27,433,799
NARI Technology Company, Ltd., Class A	5,711,375	31,951,727
Ping An Bank Company, Ltd., Class A	10,876,166	27,287,174
Sangfor Technologies, Inc., Class A	475,579	11,663,303
Tencent Holdings, Ltd.	1,499,200	93,943,291
Wuxi Biologics Cayman, Inc. (A)(B)	3,552,000	35,600,862
Xinyi Solar Holdings, Ltd.	20,646,103	33,121,854
Yum China Holdings, Inc.	332,636	16,023,076
Cyprus 0.5%		11,103,164
TCS Group Holding PLC, GDR	153,867	11,103,164
Hong Kong 6.9%		158,218,363
AIA Group, Ltd.	4,304,800	44,941,304
ASM Pacific Technology, Ltd.	2,500,200	25,014,402
China Resources Beer Holdings Company, Ltd.	3,136,000	23,413,004
Hong Kong Exchanges & Clearing, Ltd.	639,400	36,494,227
Techtronic Industries Company, Ltd.	1,718,500	28,355,426
Hungary 1.5%		33,801,181
OTP Bank NYRT (A)	582,506	33,801,181
India 15.1%		342,700,715
Apollo Hospitals Enterprise, Ltd.	145,051	8,708,143
HDFC Bank, Ltd.	2,434,051	48,913,545
Hindustan Unilever, Ltd.	780,815	23,908,791
Housing Development Finance Corp., Ltd.	1,088,716	37,103,616
ICICI Bank, Ltd.	5,157,067	55,417,203
Infosys, Ltd.	2,062,054	48,561,523
Jubilant Foodworks, Ltd.	232,522	10,655,066
Metropolis Healthcare, Ltd. (B)	363,046	12,301,507
Reliance Industries, Ltd.	1,921,397	61,855,071
Tata Consumer Products, Ltd.	1,798,548	17,602,673
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
UltraTech Cement, Ltd.	181,808	$17,673,577
Mexico 2.8%		62,880,025
Grupo Financiero Banorte SAB de CV, Series O	5,545,900	35,079,941
Wal-Mart de Mexico SAB de CV	8,195,800	27,800,084
Netherlands 1.6%		37,314,307
Prosus NV (A)	448,514	37,314,307
Poland 0.9%		20,391,270
Dino Polska SA (A)(B)	264,683	20,391,270
Russia 2.5%		56,903,906
LUKOIL PJSC, ADR	448,444	39,853,218
Sberbank of Russia PJSC, ADR	1,221,396	17,050,688
Singapore 1.6%		36,976,561
Sea, Ltd., ADR (A)	246,002	36,976,561
South Korea 9.9%		226,090,529
Hana Financial Group, Inc.	992,754	37,405,376
LG Chem, Ltd.	91,981	49,307,392
LG Household & Health Care, Ltd.	31,750	25,826,975
NAVER Corp.	186,077	49,150,485
SK Hynix, Inc.	622,178	64,400,301
Taiwan 10.9%		247,279,930
ASE Technology Holding Company, Ltd.	12,556,000	45,730,096
eMemory Technology, Inc.	457,000	26,679,693
LandMark Optoelectronics Corp.	2,223,000	15,869,844
MediaTek, Inc.	976,000	38,765,933
Taiwan Semiconductor Manufacturing Company, Ltd.	5,200,000	120,234,364
United Kingdom 3.7%		84,057,493
Anglo American PLC	1,906,693	84,057,493
United States 0.9%		19,971,692

EPAM Systems, Inc. (A)	41,945	19,971,692
Preferred securities 5.8%		$132,724,980
(Cost $90,379,082)
Brazil 1.3%		30,527,561
Itau Unibanco Holding SA	6,399,700	30,527,561
South Korea 4.5%		102,197,419
Samsung Electronics Company, Ltd.	1,816,931	102,197,419

	Yield (%)	Shares	Value
Short-term investments 2.8%			$63,845,810
(Cost $63,845,810)
Short-term funds 2.8%			63,845,810
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(C)	63,845,810	63,845,810

Total investments (Cost $1,868,513,603) 97.2%	$2,210,326,527
Other assets and liabilities, net 2.8%	63,392,765
Total net assets 100.0%	$2,273,719,292

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Information technology	27.8%
Financials	20.1%
Consumer discretionary	10.8%
Communication services	7.9%
Materials	6.7%
Consumer staples	6.1%
Health care	5.3%
Industrials	5.2%
Energy	4.5%
Short-term investments and other	5.6%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$24,190,990	$24,190,990	—	—
Brazil	45,709,955	45,709,955	—	—
China	606,165,656	40,343,189	$565,822,467	—
Cyprus	11,103,164	—	11,103,164	—
Hong Kong	158,218,363	—	158,218,363	—
Hungary	33,801,181	—	33,801,181	—
India	342,700,715	—	342,700,715	—
Mexico	62,880,025	62,880,025	—	—
Netherlands	37,314,307	—	37,314,307	—
Poland	20,391,270	—	20,391,270	—
Russia	56,903,906	56,903,906	—	—
Singapore	36,976,561	36,976,561	—	—
South Korea	226,090,529	—	226,090,529	—
Taiwan	247,279,930	—	247,279,930	—
United Kingdom	84,057,493	—	84,057,493	—
United States	19,971,692	19,971,692	—	—
Preferred securities
Brazil	30,527,561	30,527,561	—	—
|	5

	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$102,197,419	—	$102,197,419	—
Short-term investments	63,845,810	$63,845,810	—	—
Total investments in securities	$2,210,326,527	$381,349,689	$1,828,976,838	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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